Loan and Lease Operations - Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Allowance account for credit losses of financial assets	R$ 41,079	R$ 47,051
London Interbank Offered Rate LIBOR [Member]
Disclosure of loans and lease operations [Line Items]
Allowance account for credit losses of financial assets	R$ 29,875	R$ 40,454